Capital Stock - Schedule of Repurchase Activities under NCIB and SVS Held for Delivery under SBC Plans (Details) - USD ($) $ / shares in Units, $ in Millions	4 Months Ended	12 Months Ended				13 Months Ended
	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation		$ 35.9		$ 0.1	$ 67.3
Aggregate cost of SVS repurchased for delivery under SBC plans		$ 54.4	[1]	$ 19.1	$ 9.2
SVS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)		4,370,000		6,200.0000	8,300,000
Aggregate cost of SVS repurchased for delivery under SBC plans		$ 20.6		$ 19.1	$ 9.2
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)		1,900,000		2,900,000	1,200,000
Number of SVS held by trustee for delivery under SBC plans (in shares)		1,400,000		2,400,000	1,700,000	1,700,000
Value of SVS held by trustee for delivery under SBC plans		$ 15.1		$ 15.7	$ 14.8	$ 14.8
Number of shares issued (in shares)		106,100,000		110,500,000	110,200,000	110,200,000	117,700,000
Number of shares outstanding		106,100,000		110,500,000	110,200,000	110,200,000	117,700,000
SVS | 2017 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation					$ 67.3
Number of SVS repurchased for cancellation (in millions) (in shares)					8,300,000
Share price (in dollars per share)					$ 8.15
SVS | 2020 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation		$ 35.9		$ 0.1
Number of SVS repurchased for cancellation (in millions) (in shares)		4,370,000		6,200.0000
Share price (in dollars per share)		$ 8.21		$ 7.45
SVS | ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)	1,700,000			0	0
Accrual for repurchase of stock under automatic share purchase plan				$ 15.0
SVS | 2021 NICB ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation		$ 35.9
Accrual for repurchase of stock under automatic share purchase plan		$ 7.5
SVS | 2021 SBC ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)		700,000
Accrual for repurchase of stock under automatic share purchase plan		$ 33.8
SVS | 2018 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)						8,300,000
Number of shares authorized to be repurchased (in shares)						9,500,000
MVS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)		0		0	0
Number of shares issued (in shares)		18,600,000		18,600,000	18,600,000	18,600,000	18,600,000
Number of shares outstanding		18,600,000		18,600,000	18,600,000	18,600,000	18,600,000

[1]	Includes $33.8 accrued as of December 31, 2021 for the estimated Contractual Maximum to settle awards under our SBC plans under an ASPP executed in December 2021. See note 12.